Property, Plant and Equipment - Schedule of Utility Capital Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Public Utility, Property, Plant and Equipment [Line Items]
Cost	$ 67,669	$ 66,078
Accumulated Depreciation	(16,783)	(16,622)
Net Book Value	50,886	49,456
Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	16,283	15,771
Accumulated Depreciation	(4,233)	(4,078)
Net Book Value	12,050	11,693
Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	7,481	7,148
Accumulated Depreciation	(1,910)	(1,866)
Net Book Value	5,571	5,282
Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	23,849	23,084
Accumulated Depreciation	(5,016)	(4,865)
Net Book Value	18,833	18,219
Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	3,057	2,937
Accumulated Depreciation	(939)	(894)
Net Book Value	2,118	2,043
Generation
Public Utility, Property, Plant and Equipment [Line Items]
Cost	7,450	8,056
Accumulated Depreciation	(2,955)	(3,110)
Net Book Value	4,495	4,946
Other
Public Utility, Property, Plant and Equipment [Line Items]
Cost	5,198	5,014
Accumulated Depreciation	(1,730)	(1,809)
Net Book Value	3,468	3,205
Assets under construction
Public Utility, Property, Plant and Equipment [Line Items]
Cost	3,886	3,578
Accumulated Depreciation	0	0
Net Book Value	3,886	3,578
Land
Public Utility, Property, Plant and Equipment [Line Items]
Cost	465	490
Accumulated Depreciation	0	0
Net Book Value	$ 465	$ 490